Commitments and Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Changes in the Asset Retirement Obligations

The changes in the Asset Retirement Obligations are as follows (dollars in thousands):

Balance – January 1, 2011	$2,336
Accretion of liability	212
Incremental obligations incurred	83

Balance – December 31, 2011	2,631
Obligations of acquired supermarkets	393
Accretion of liability	235

Balance – December 29, 2012	$3,259